STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2025
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

	December 31,		December 31,
	2025		2024
Risk-free interest rate	2.93%		3.06%
Distribution yield	2.71%		4.14%
Expected volatility	20.65%		22.19%
Expected remaining life	4.0	years	3.7	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2025		2024
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	3,728,227	$31.14	2,741,560	$31.43
Granted	1,465,000	43.58	1,060,000	29.82
Transferred	—	—	450,000	31.91
Exercised	(704,991)	31.52	(91,666)	30.44
Cancelled	—	—	(431,667)	30.67
Balance at end of year	4,488,236	$35.14	3,728,227	$31.14

Vested options at end of year	397,530	$32.15	559,920	$32.01